Related party transactions - Summary of Key Management Transactions (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Related Party [Abstract]
Management salaries	$ 275	$ 1,332	$ 1,453	$ 939
Directors' fees	102	332	442	233
Share-based compensation	788	1,701	1,628	2,154
Total	$ 1,165	$ 3,365	$ 3,523	$ 3,326